Business Organization, Reverse Recapitalization and Liquidity (Details Narrative) - USD ($)	1 Months Ended			2 Months Ended		3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 24, 2021	Jun. 21, 2019	Jun. 17, 2019	Feb. 28, 2021	Feb. 24, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash						$ 3,409,429			$ 370,220		$ 3,409,429	$ 370,220	$ 272,705	$ 697,141
Working capital													63,000
Retained Earnings (Accumulated Deficit)						6,123,934	$ (313,323)			$ (313,323)	6,123,934		3,516,400	1,473,292
Net Income (Loss) Attributable to Parent						$ 710,663	$ (313,323)		$ 307,151	$ (313,323)	2,607,534	1,304,732	2,043,108	1,458,169
Proceeds from options exercise													405,000
Proceeds from loan											193,625	684,580
Proceeds from sale of stock											$ 4,599,055			$ 2,445,603
Paycheck Protection Program 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loan	$ 193,625
Interest rate	1.00%
Frequency of payment	60
Periodic payment	$ 3,300
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from options exercise				$ 68,000
Stock options issued				45,625
Proceeds from loan					$ 193,625
Interest rate					1.00%
Frequency of payment					60
Periodic payment					$ 3,300
Sale of stock								1,251,625
Sale of stock, price per share								$ 4.00
Proceeds from sale of stock								$ 4,600,000
Exercise price								$ 4.00
Additional sale of stock								2,498,375
Subsequent Event [Member] | Paycheck Protection Program 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loan					$ 193,625
Interest rate					1.00%
Frequency of payment					60
Periodic payment					$ 3,300
Contribution Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Membership interests			100.00%
Common stock			5,316,667
Share Exchange Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Membership interests		100.00%
Common stock		5,666,667